DEAN WITTER EUROPEAN GROWTH FUND INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                       YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995

DEAR SHAREHOLDER:

During the fiscal year ended October 31, 1995, the global economic and market environment was relatively benign with a modest dollar recovery versus the Deutschemark, stable or rising bond markets worldwide as interest rates trended lower and a positive trend for U.S. stocks. Against this background, investors in European stocks were able to focus on underlying economic and corporate fundamentals which were, and remain, positive. Inflation in Europe poses little threat, interest rates are set to fall further and will likely stay low well into 1996 and all countries should continue to post positive economic growth, albeit at a slower pace. Corporate earnings are maintaining their upward momentum. While some cyclical industries such as steel, chemicals, and pulp and paper may be approaching peak cycle earnings in late 1995/early 1996, many defensive and growth sectors, including financials, hold out the prospect of earnings rising in 1996 and 1997. Given these positive factors, the Fund was fully invested throughout the period under review.

PERFORMANCE AND PORTFOLIO

Against this backdrop, Dean Witter European Growth Fund produced a total return of 16.83 percent for the twelve-month period ended October 31, 1995, compared to a return of 7.63 percent for the Morgan Stanley Capital International (MSCI) World Index. The Fund continues to perform well relative to its peers and was ranked #2 of 41 European stock funds for the 12-month period and #2 of 17 funds for the trailing five years, according to Lipper Analytical Services, Inc. (Rankings are based on total return and do not reflect any applicable sales charges.) The accompanying chart illustrates the growth of a $10,000 investment in the Fund since inception (May 31, 1990) through October 31, 1995, versus investments in the companies that comprise the MSCI World Index.

As always, political developments had a significant influence upon certain markets and thus the Fund's portfolio allocations. In France,

DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

investors quickly turned negative on the policies of the Chirac administration elected in May which represented no significant change from the previous government and held out no prospect for an improvement in the sluggish economy. The French stock market turned in a poor performance throughout the period, but rallied strongly in October as changes in policy and personnel became inevitable. The Fund's weighting in France has been increased from 11.3 percent of Fund assets on April 30, 1995 to 13.4 percent at the end of October in anticipation of a sustained market recovery.

The Fund remains relatively underweighted in Italy (1.9 percent), given the fact that country's currency instability, political uncertainty and budgetary problems remain as entrenched as ever. The Fund's Scandinavian allocation was somewhat reduced during the reporting period as the Swedish Krona appreciated against most European currencies, thereby jeopardizing the strength of the vital export sector of its economy. On October 31, 13.3 percent of Fund assets were invested in Scandinavia. The United Kingdom remains the Fund's largest single country allocation (36.3 percent) with stock selection emphasizing growth stocks and companies with high earnings visibility. As expected, there was a pick-up in merger and takeover activity during the period which benefited a number of the Fund's holdings, including TSB and Boddingtons, which was subsequently sold off. The British economy remains supportive of the equity market with low inflation, moderate interest rates and a sustainable pace of economic growth.

LOOKING AHEAD

Morgan Grenfell, the Fund's
Sub-Advisor, believes the prospects for
the Fund are positive. The portfolio is
well balanced geographically and by
industry. Cyclical sectors are
underweighted in favor of financials,
interest rate sensitive stocks and
growth stocks. They anticipate 1996 to
be another

DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

good year for the European economies although as the economic cycle advances growth will be moderate and a mid-cycle pause is a possibility. The Fund is well-positioned for this scenario, with an emphasis on companies with sound financials, good products/franchises and shareholder-oriented management. Stock selection remains the primary source of value added.

We appreciate your ongoing support of Dean Witter European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------

                    COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                    AND BONDS (93.4%)
                    AUSTRIA (1.6%)
                    ENGINEERING
           82,730   VA Technologie AG..............  $     9,586,559
                                                     ---------------
                    UTILITIES
           75,000   Oester Elek AG (A Shares)......        4,580,095
                                                     ---------------

                    TOTAL AUSTRIA..................       14,166,654
                                                     ---------------

                    BELGIUM (0.4%)
                    RETAIL
           14,350   Colruyt S.A....................        3,639,439
                                                     ---------------

                    DENMARK (1.7%)
                    AIR TRANSPORT
           24,700   Kobenhavns Lufthavne AS........        1,854,762
                                                     ---------------
                    BANKING
          187,240   Den Danske Bank................       12,414,081
                                                     ---------------

                    TOTAL DENMARK..................       14,268,843
                                                     ---------------
                    FINLAND (1.9%)
                    ELECTRONICS
           52,000   Nokia AB (Series A)............        2,979,275
          226,000   Nokia AB (Series K)............       13,214,816
                                                     ---------------

                    TOTAL FINLAND..................       16,194,091
                                                     ---------------

                    FRANCE (13.4%)
                    BANKING
           87,099   Societe Generale...............        9,995,378
                                                     ---------------
                    ELECTRONICS
          168,800   SGS-Thomson Microelectronics
                    NV.............................        7,800,403
                                                     ---------------
                    FINANCIAL SERVICES
           32,500   Cetelem Group..................        5,194,885
           88,923   Credit Local de France.........        7,053,997
                                                     ---------------
                                                          12,248,882
                                                     ---------------
                    FOOD MANUFACTURER
          257,000   SEITA..........................        8,953,236
                                                     ---------------

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------
                    FOOD, BEVERAGE, TOBACCO &
                    HOUSEHOLD PRODUCTS
           77,450   LVMH Moet-Hennessy Louis
                    Vuitton........................  $    15,443,020
                                                     ---------------
                    INSURANCE
          175,136   Scor S.A.......................        5,232,761
                                                     ---------------
                    OIL RELATED
           76,184   Societe National Elf
                    Aquitaine......................        5,198,834
                                                     ---------------
                    PHARMACEUTICALS
          200,279   Sanofi S.A.....................       12,801,156
        FRF    13   Sanofi S.A. 4.00% due 01/01/00
                    (Conv.)........................          961,156
                                                     ---------------
                                                          13,762,312
                                                     ---------------
                    RETAIL
           22,500   Carrefour Supermarche..........       13,242,346
           73,147   Castorama Dubois...............       11,886,875
                                                     ---------------
                                                          25,129,221
                                                     ---------------
                    TEXTILES
           32,666   Christian Dior S.A.............        3,213,181
            4,666   Christian Dior S.A. (Warrants
                    due 06/30/98)*.................           48,765
           54,452   Hermes International...........        9,596,442
                                                     ---------------
                                                          12,858,388
                                                     ---------------

                    TOTAL FRANCE...................      116,622,435
                                                     ---------------

                    GERMANY (5.9%)
                    BANKING
          121,060   Deutsche Pfandbrief &
                    Hypothekenbank AG..............        4,730,586
                                                     ---------------
                    BUSINESS SERVICES
           99,400   SAP AG (Pref.).................       15,254,281
                                                     ---------------
                    CHEMICALS
           46,495   Bayer AG.......................       12,367,835
                                                     ---------------
                    HEALTH & PERSONAL CARE
           50,000   Rhoen-Klinikum AG..............        4,689,165
           50,000   Rhoen-Klinikum AG
                    (Sub. Rights)*.................          781,527
           28,830   Rhoen-Klinikum AG (Pref.)......        2,396,526
           28,830   Rhoen-Klinikum AG
                    (Pref. Rights)*................          512,078
                                                     ---------------
                                                           8,379,296
                                                     ---------------
                    MACHINERY - DIVERSIFIED
           12,000   Jungheinrich AG (Pref.)........        2,208,170
                                                     ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------
                    MERCHANDISING
           12,740   Gehe AG........................  $     6,254,593
            4,435   Gehe AG (Rank for Dividend
                    Shares)........................        2,108,004
                                                     ---------------
                                                           8,362,597
                                                     ---------------

                    TOTAL GERMANY..................       51,302,765
                                                     ---------------
                    ITALY (1.9%)
                    TELECOMMUNICATIONS
        1,345,000   Stet Societa' Finanziaria
                    Telefonica SpA.................        3,819,292
        7,526,850   Telecom Italia SpA.............       12,663,097
                                                     ---------------

                    TOTAL ITALY....................       16,482,389
                                                     ---------------

                    NETHERLANDS (8.8%)
                    BUSINESS SERVICES
          206,100   Randstad Holdings NV...........        9,300,494
                                                     ---------------
                    INSURANCE
          261,404   Aegon NV.......................        9,924,008
                                                     ---------------
                    MANUFACTURING
           80,000   ASM Lithography Holding NV*....        3,944,733
                                                     ---------------
                    MERCHANDISING
          234,976   Koninklijke Ahold NV...........        8,905,796
                                                     ---------------
                    MULTI-INDUSTRY
          256,181   Hunter Douglas NV..............       12,420,995
                                                     ---------------
                    PUBLISHING
        1,130,000   Elsevier NV....................       14,610,217
           83,000   Ver Ned Uitgev.................       11,636,202
           72,954   Wegener NV.....................        5,918,438
                                                     ---------------
                                                          32,164,857
                                                     ---------------

                    TOTAL NETHERLANDS..............       76,660,883
                                                     ---------------

                    NORWAY (1.1%)
                    OIL & GAS PRODUCTS
          758,000   Saga Petroleum AS (B Shares)...        9,130,183
                                                     ---------------
                    SPAIN (4.2%)
                    BANKS
          461,000   Banco Bilbao Vizcaya...........       14,100,287
           25,250   Banco Popular Espanol S.A......        4,014,740
                                                     ---------------
                                                          18,115,027
                                                     ---------------

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------
                    FINANCIAL SERVICES
           85,136   Corporacion Financiera Hispamer
                    S.A............................  $     4,712,325
                                                     ---------------
                    OIL RELATED
           95,450   Gas Natural SDG................       13,102,362
                                                     ---------------
                    RETAIL
           22,994   Centros Comerciales Continente
                    S.A............................          576,028
                                                     ---------------

                    TOTAL SPAIN....................       36,505,742
                                                     ---------------

                    SWEDEN (8.4%)
                    AEROSPACE & DEFENSE
          311,550   Securitas AB
                    (Series "B" Free)..............       12,083,054
                                                     ---------------
                    AUTOMOTIVE
           80,000   Autoliv AB.....................        4,599,714
                                                     ---------------
                    BANKING
          200,000   Stadshypotek AB................        3,636,912
                                                     ---------------
                    BUSINESS SERVICES
          330,600   Scribona AB
                    (Series "B" Free)..............        3,267,834
                                                     ---------------
                    FOREST PRODUCTS, PAPER & PACKAGING
          185,000   Mo och Domsjoe AB (B Shares)...        9,436,354
          625,000   Stora Kopparbergs
                    (Series "B" Free)..............        7,592,621
                                                     ---------------
                                                          17,028,975
                                                     ---------------
                    HEALTH & PERSONAL CARE
           54,450   Getinge Industrier AB (B
                    Shares)........................        2,325,413
                                                     ---------------
                    MACHINERY
          124,000   Kalmar Industries AB...........        2,020,976
                                                     ---------------
                    PHARMACEUTICALS
          306,830   Astra AB (Series "A" Free).....       11,298,049
                                                     ---------------
                    TELECOMMUNICATIONS EQUIPMENT
           70,860   Ericsson (L.M.) Telephone Co.
                    AB (Rights)*...................        1,507,773
          718,600   Ericsson (L.M.) Telephone Co.
                    AB (Series "B" Free)...........       15,290,515
                                                     ---------------
                                                          16,798,288
                                                     ---------------

                    TOTAL SWEDEN...................       73,059,215
                                                     ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------
                    SWITZERLAND (7.8%)
                    BUSINESS SERVICES
            2,010   Societe Generale de
                    Surveillance Holdings S.A......  $     3,798,634
                                                     ---------------
                    INDUSTRIALS
           11,000   Hilti AG.......................        9,071,366
                                                     ---------------
                    MULTI-INDUSTRY
           13,359   BBC Brown Boveri AG............       15,501,148
                                                     ---------------
                    PHARMACEUTICALS
            9,620   Ciba-Geigy AG..................        8,331,683
            2,179   Roche Holdings AG..............       15,838,546
           12,000   Sandoz AG......................        9,906,608
            6,000   Sandoz AG (Series B)...........        4,995,595
                                                     ---------------
                                                          39,072,432
                                                     ---------------

                    TOTAL SWITZERLAND..............       67,443,580
                                                     ---------------
                    UNITED KINGDOM (36.3%)
                    AEROSPACE & DEFENSE
          572,222   British Aerospace PLC..........        6,403,130
           22,888   British Aerospace PLC
                    (Units)+.......................           92,607
                                                     ---------------
                                                           6,495,737
                                                     ---------------
                    AUTOMOTIVE
        1,910,000   BBA Group PLC..................        8,120,452
                                                     ---------------
                    BANKING
          850,000   Abbey National PLC.............        7,194,041
          475,000   National Westminster Bank
                    PLC............................        4,740,907
          925,000   TSB Group PLC..................        5,453,120
                                                     ---------------
                                                          17,388,068
                                                     ---------------
                    BREWERS
          815,000   Scottish & Newcastle Breweries
                    PLC............................        7,554,751
                                                     ---------------
                    BROADCAST MEDIA
        1,013,000   British Sky Broadcasting Group
                    PLC*...........................        6,051,956
          608,274   Flextech PLC...................        4,547,313
                                                     ---------------
                                                          10,599,269
                                                     ---------------
                    BUILDING & CONSTRUCTION
        1,626,000   Blue Circle Industries PLC.....        7,478,389
        1,205,200   Mowlem (John) & Co. PLC........        1,142,891
        1,716,200   Williams Holdings PLC..........        8,503,544
                                                     ---------------
                                                          17,124,824
                                                     ---------------
                    BUSINESS SERVICES
          648,000   Reuters Holdings PLC...........        6,022,084
                                                     ---------------
                    CHEMICALS
        1,326,000   Albright & Wilson PLC..........        3,332,231
                                                     ---------------

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------
                    CONGLOMERATES
        1,167,857   BTR PLC........................  $     6,201,881
        1,200,000   Tomkins PLC....................        4,732,017
                                                     ---------------
                                                          10,933,898
                                                     ---------------
                    CONSTRUCTION PLANT & EQUIPMENT
        1,320,000   CRH PLC........................        8,762,292
                                                     ---------------
                    ELECTRONICS
        3,150,000   Cray Electronics Holdings
                    PLC............................        2,140,787
                                                     ---------------
                    FOOD PROCESSING
          475,000   Associated British Foods PLC...        5,280,688
                                                     ---------------
                    FOOD, BEVERAGE, TOBACCO &
                    HOUSEHOLD PRODUCTS
          711,153   B.A.T. Industries PLC..........        5,833,442
          867,000   Grand Metropolitan PLC.........        6,001,886
          836,000   Tate & Lyle PLC................        5,919,415
                                                     ---------------
                                                          17,754,743
                                                     ---------------
                    HEALTH & PERSONAL CARE
          554,750   Reckitt & Colman PLC...........        5,900,745
                                                     ---------------
                    INSURANCE
          375,000   Britannic Assurance PLC........        4,184,374
          619,884   Commercial Union PLC...........        6,005,724
          556,000   Lloyds Abbey Life PLC..........        4,020,318
        1,519,800   Prudential Corp. PLC...........        9,500,084
        1,308,666   Royal Insurance Holdings PLC...        8,076,893
                                                     ---------------
                                                          31,787,393
                                                     ---------------
                    LEISURE
        1,081,000   Granada Group PLC..............       11,541,056
                                                     ---------------
                    METALS & MINING
          548,000   Smiths Industries PLC..........        5,023,461
                                                     ---------------
                    MISCELLANEOUS
          689,000   Vendome Luxury Group PLC
                    (Units)+*......................        6,092,756
                                                     ---------------
                    OIL RELATED
        2,357,900   British Petroleum Co. PLC......       17,347,607
        2,627,000   Lasmo PLC......................        6,352,519
                                                     ---------------
                                                          23,700,126
                                                     ---------------
                    PAPER PRODUCTS
        1,530,000   Arjo Wiggins Appleton PLC......        5,658,506
                                                     ---------------
                    PHARMACEUTICALS
        1,274,325   Glaxo Wellcome PLC.............       17,190,093
        1,665,000   Medeva PLC.....................        7,170,926
        1,053,300   SmithKline Beecham (Units)+....       10,787,519
                                                     ---------------
                                                          35,148,538
                                                     ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

 SHARES/PRINCIPAL
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------
                    PUBLISHING
          325,000   Daily Mail & General Trust.....  $     5,624,604
                                                     ---------------
                    REAL ESTATE
        1,000,000   Hammerson PLC..................        5,160,333
                                                     ---------------
                    RETAIL
          470,000   Boots Co. PLC..................        4,156,162
          668,000   Great Universal Stores PLC.....        6,023,191
        2,211,000   Morrison (W.M.) Supermarkets
                    PLC............................        5,206,783
        1,230,000   Next PLC.......................        8,019,062
                                                     ---------------
                                                          23,405,198
                                                     ---------------
                    TELECOMMUNICATIONS
        3,042,000   British Telecommunications
                    PLC............................       18,101,672
                                                     ---------------
                    TRANSPORTATION
          686,300   British Airways PLC............        4,935,372
                                                     ---------------
                    UTILITIES
          985,000   Scottish Power PLC.............        5,433,206
          720,000   Thames Water PLC...............        5,991,359
                                                     ---------------
                                                          11,424,565
                                                     ---------------

                    TOTAL UNITED KINGDOM...........      315,014,149
                                                     ---------------

                    TOTAL COMMON AND PREFERRED
                    STOCKS, WARRANTS, RIGHTS AND
                    BONDS
                    (IDENTIFIED COST
                    $646,765,870)..................      810,490,368
                                                     ---------------

                    SHORT-TERM INVESTMENTS (a) (5.6%)
                    COMMERCIAL PAPER (2.7%)
                    AUTOMOTIVE FINANCE
 $         23,400   Ford Motor Credit Co. 5.89% due
                    11/01/95.......................       23,400,000
                                                     ---------------

                    U.S. GOVERNMENT AGENCY (2.9%)
           25,000   Federal Home Loan Banks 5.63%
                    due 11/13/95...................       24,953,083
                                                     ---------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (AMORTIZED COST $48,353,083)...       48,353,083
                                                     ---------------

     CURRENCY
    AMOUNT IN
    THOUSANDS                                             VALUE
--------------------------------------------------------------------

                    PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.1%)
       FRF 85,500   November 28, 1995/FRF 4.87
                    (Identified Cost $3,214,800)...  $     1,248,300
                                                     ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$698,333,753) (B)...........       99.1%   860,091,751

OTHER ASSETS IN EXCESS OF
LIABILITIES.................        0.9      7,638,745
                                  -----   ------------

NET ASSETS..................      100.0%  $867,730,496
                                  -----   ------------
                                  -----   ------------

---------------------
 *   Non-income producing security.
 + Consists of more than one class of securities traded together as a unit; generally stocks with attached stocks/warrants.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $699,043,827; the aggregate gross unrealized depreciation is $13,900,522 and the aggregate gross unrealized appreciation is $174,948,446, resulting in net unrealized appreciation of $161,047,924.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1995:

                          IN EXCHANGE        DELIVERY     UNREALIZED
CONTRACTS TO RECEIVE          FOR              DATE      DEPRECIATION
 --------------------------------------------------------------------
      DKK 10,015,925       $     1,835,763  11/01/95       $  (1,345)
      NLG  1,890,720       $     1,198,631  11/01/95            (304)
     $     1,986,581       ESP 242,442,291  11/03/95          (1,466)
                                                             -------
Net unrealized depreciation ..........................     $  (3,115)
                                                             -------
                                                             -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1995

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Aerospace & Defense.......................  $       18,578,790           2.1%
Air Transport.............................           1,854,762           0.2
Automotive................................          12,720,164           1.4
Automotive Finance........................          23,400,000           2.7
Banking...................................          48,165,024           5.5
Banks.....................................          18,115,027           2.1
Brewers...................................           7,554,750           0.9
Broadcast Media...........................          10,599,269           1.2
Building & Construction...................          17,124,824           2.0
Business Services.........................          37,643,327           4.3
Chemicals.................................          15,700,066           1.8
Conglomerates.............................          10,933,898           1.2
Construction Plant & Equipment............           8,762,292           1.0
Electronics...............................          26,135,280           3.0
Engineering...............................           9,586,559           1.1
Financial Services........................          16,961,207           2.0
Food Manufacturer.........................           8,953,236           1.0
Food Processing...........................           5,280,688           0.6
Food, Beverage, Tobacco & Household
  Products................................          33,197,763           3.8
Foreign Currency Put Option...............           1,248,300           0.1
Forest Products, Paper & Packaging........          17,028,975           2.0
Health & Personal Care....................          16,605,454           1.9
Industrials...............................           9,071,366           1.0
Insurance.................................          46,944,162           5.4
Leisure...................................          11,541,056           1.3
Machinery.................................           2,020,976           0.2
Machinery - Diversified...................           2,208,170           0.2
Manufacturing.............................           3,944,733           0.4
Merchandising.............................          17,268,399           2.0

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Metals & Mining...........................  $        5,023,461           0.6%
Miscellaneous.............................           6,092,756           0.7
Multi-Industry............................          27,922,143           3.2
Oil & Gas Products........................           9,130,183           1.1
Oil Related...............................          42,001,322           4.9
Paper Products............................           5,658,506           0.7
Pharmaceuticals...........................          99,281,331          11.5
Publishing................................          37,789,461           4.4
Real Estate...............................           5,160,333           0.6
Retail....................................          52,749,886           6.1
Telecommunications........................          34,584,061           4.0
Telecommunications Equipment..............          16,798,288           2.0
Textiles..................................          12,858,388           1.5
Transportation............................           4,935,372           0.6
U.S. Government Agency....................          24,953,083           2.9
Utilities.................................          16,004,660           1.9
                                            ------------------         -----
                                            $      860,091,751          99.1%
                                            ------------------         -----
                                            ------------------         -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
------------------------------------------------------------------------------
Common Stocks.............................  $      786,820,092          90.7%
Convertible Bond..........................             961,156           0.1
Preferred Stocks..........................          19,858,977           2.3
Foreign Currency Put
  Option..................................           1,248,300           0.1
Rights....................................           2,801,378           0.3
Short-Term Investments....................          48,353,083           5.6
Warrants..................................              48,765           0.0
                                            ------------------         -----
                                            $      860,091,751          99.1%
                                            ------------------         -----
                                            ------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $698,333,753)............................  $860,091,751
Receivable for:
    Investments sold........................................    15,570,311
    Capital stock sold......................................     2,003,339
    Dividends...............................................     1,451,282
    Foreign withholding taxes reclaimed.....................     1,340,805
Prepaid expenses and other assets...........................        40,639
                                                              ------------

     TOTAL ASSETS...........................................   880,498,127
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     9,051,139
    Investment management fee...............................       742,154
    Capital stock repurchased...............................       694,071
    Plan of distribution fee................................       690,726
Payable to bank.............................................     1,087,627
Accrued expenses and other payables.........................       501,914
                                                              ------------

     TOTAL LIABILITIES......................................    12,767,631
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   662,558,945
Net unrealized appreciation.................................   161,850,367
Accumulated net investment loss.............................      (240,553)
Accumulated undistributed net realized gain.................    43,561,737
                                                              ------------

     NET ASSETS.............................................  $867,730,496
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  60,112,542 SHARES OUTSTANDING (200,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                    $14.44
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995

NET INVESTMENT INCOME:

INCOME
Dividends (net of $2,922,311 foreign withholding tax).......  $ 17,204,102
Interest....................................................     1,161,500
                                                              ------------

     TOTAL INCOME...........................................    18,365,602
                                                              ------------

EXPENSES
Investment management fee...................................     7,653,283
Plan of distribution fee....................................     7,407,909
Transfer agent fees and expenses............................     1,139,482
Custodian fees..............................................       862,539
Shareholder reports and notices.............................       113,207
Professional fees...........................................        76,403
Registration fees...........................................        46,862
Directors' fees and expenses................................        30,585
Organizational expenses.....................................        17,416
Other.......................................................        15,476
                                                              ------------

     TOTAL EXPENSES.........................................    17,363,162
                                                              ------------

     NET INVESTMENT INCOME..................................     1,002,440
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    43,982,062
    Foreign exchange transactions...........................    (2,794,914)
                                                              ------------

     TOTAL GAIN.............................................    41,187,148
                                                              ------------
Net change in unrealized appreciation on:
    Investments.............................................    79,097,468
    Translation of forward foreign exchange contracts, other
      assets and liabilities denominated in foreign
      currencies............................................       (43,896)
                                                              ------------

     TOTAL APPRECIATION.....................................    79,053,572
                                                              ------------

     NET GAIN...............................................   120,240,720
                                                              ------------

NET INCREASE................................................  $121,243,160
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 1995   OCTOBER 31, 1994
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $  1,002,440       $  1,305,840
Net realized gain...........................................      41,187,148         61,479,985
Net change in unrealized appreciation.......................      79,053,572         27,138,310
                                                              ----------------   ----------------

     NET INCREASE...........................................     121,243,160         89,924,135

Distributions from net realized gain........................     (60,625,845)        (9,695,849)
Net increase from capital stock transactions................      48,611,356        219,072,953
                                                              ----------------   ----------------

     TOTAL INCREASE.........................................     109,228,671        299,301,239

NET ASSETS:
Beginning of period.........................................     758,501,825        459,200,586
                                                              ----------------   ----------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $240,553
    AND $302,165, RESPECTIVELY).............................    $867,730,496       $758,501,825
                                                              ----------------   ----------------
                                                              ----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on May 31, 1990.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price;
(3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of $150,100 which were reimbursed for the full amount thereof. Such expenses were fully amortized as of May 30, 1995.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% of the portion of average daily net assets not exceeding $500 million and 0.95% of the portion of average daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation and printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended October 31, 1995, it received approximately $1,628,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1995 aggregated $459,420,120 and $512,721,461, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $1,139,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors/Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1995 included in Directors' fees and expenses in the Statement of Operations amounted to $8,909. At October 31, 1995, the Fund had an accrued pension liability of $53,242 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                         OCTOBER 31, 1995              OCTOBER 31, 1994
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   15,721,889   $  209,149,980    29,930,054   $375,870,856
Reinvestment of distributions....................................    4,855,138       56,984,815       746,489      9,137,027
                                                                   -----------   --------------   -----------   ------------
                                                                    20,577,027      266,134,795    30,676,543    385,007,883
Repurchased......................................................  (16,689,142)    (217,523,439)  (13,166,728)  (165,934,930)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    3,887,885   $   48,611,356    17,509,815   $219,072,953
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

As of October 31, 1995, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from permanent book/ tax differences for the year ended October 31, 1995, accumulated net investment loss was charged $940,828, paid-in-capital was charged $1,953,102 and accumulated undistributed net realized gain was credited $2,893,930.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At October 31, 1995, there were no outstanding forward contracts other than those used to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                           FOR THE YEAR ENDED OCTOBER 31
                                                                                          --------------------------------
                                                                                             1995       1994       1993
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................................... $   13.49   $  11.86   $   8.57
                                                                                          ----------  ---------  ---------

Net investment income (loss).............................................................      0.02       0.02      (0.01)
Net realized and unrealized gain (loss)..................................................      2.00       1.84       3.30
                                                                                          ----------  ---------  ---------

Total from investment operations.........................................................      2.02       1.86       3.29
                                                                                          ----------  ---------  ---------

Less dividends and distributions from:
   Net investment income.................................................................    --          --         --
   Net realized gain.....................................................................     (1.07)     (0.23)     --
                                                                                          ----------  ---------  ---------

Total dividends and distributions........................................................     (1.07)     (0.23)     --
                                                                                          ----------  ---------  ---------

Net asset value, end of period........................................................... $   14.44   $  13.49   $  11.86
                                                                                          ----------  ---------  ---------
                                                                                          ----------  ---------  ---------

TOTAL INVESTMENT RETURN+.................................................................     16.83%     15.61%     38.74%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................................................      2.23%      2.27%      2.38%

Net investment income (loss).............................................................      0.13%      0.21%     (0.09)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................................................   $867,730   $758,502   $459,201

Portfolio turnover rate..................................................................        61%        72%       120%

                                                                                                                  FOR THE
                                                                                                                  OCTOBER
                                                                                             1992       1991     31, 1990
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................................................  $   9.22   $   9.23   $  10.00
                                                                                           ---------  ---------  ---------
Net investment income (loss).............................................................      0.01       0.05       0.05
Net realized and unrealized gain (loss)..................................................     (0.23)      0.07      (0.82)
                                                                                           ---------  ---------  ---------
Total from investment operations.........................................................     (0.22)      0.12      (0.77)
                                                                                           ---------  ---------  ---------
Less dividends and distributions from:
   Net investment income.................................................................     (0.03)     (0.07)     --
   Net realized gain.....................................................................     (0.40)     (0.06)     --
                                                                                           ---------  ---------  ---------
Total dividends and distributions........................................................     (0.43)     (0.13)     --
                                                                                           ---------  ---------  ---------
Net asset value, end of period...........................................................  $   8.57   $   9.22   $   9.23
                                                                                           ---------  ---------  ---------
                                                                                           ---------  ---------  ---------
TOTAL INVESTMENT RETURN+.................................................................     (2.39)%     1.33%     (7.70)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................................................      2.40%      2.44%      2.45%(2)
Net investment income (loss).............................................................      0.11%      0.51%      1.52%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................................................   $296,548   $315,944   $303,872
Portfolio turnover rate..................................................................       116%       111%        36%(1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER EUROPEAN GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter European Growth Fund Inc. (the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and for the period May 31, 1990 (commencement of operations) through October 31, 1990, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 11, 1995

--------------------------------------------------------------------------------
                      1995 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1995, Fund paid to shareholders $0.22 per share from long-term capital gains.

BOARD OF DIRECTORS

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Grenfell Investment Services Limited


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
EUROPEAN
GROWTH FUND


[Graphic]


ANNUAL REPORT
OCTOBER 31, 1995

DEAN WITTER EUROPEAN GROWTH
                      GROWTH OF $10,000

      DATE                       TOTAL         MSCI WORLD INDEX
---------------------------------------------------------------
June 1, 1990                  $  10,000         $  10,000
---------------------------------------------------------------
October   31,   1990          $   9,230         $   8,742
---------------------------------------------------------------
October   31,   1991          $   9,353         $   9,921
---------------------------------------------------------------
October   31,   1992          $   9,129         $   9,212
---------------------------------------------------------------
October   31,   1993          $  12,666         $  11,492
---------------------------------------------------------------
October   31,   1994          $  14,643         $  12,170
---------------------------------------------------------------
October   31,   1995          $  17,008 (3)     $  13,099
---------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURNS
                         1 YEAR     5 YEARS   LIFE OF FUND
                         -------------------------------
                         16.83 (1)  13.14 (1)  10.42 (1)
                         -------------------------------
                         11.83 (2)  12.89 (2)  10.30 (2)
                         -------------------------------

                         -------------------------
                         _______FUND______MSCI (4)
                         -------------------------

Past performance is not predictive of future returns.
-----------------------------------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%,5 years - 2%, since inception - 1%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on October 31, 1995,

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges or reinvestment of dividends, The Index is unmanaged and should not be considered an investment.